Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025
Fidelity Limited Term Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.33%
Past 5 years	1.04%
Past 10 years	1.37%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.33%
Past 5 years	1.03%
Past 10 years	1.35%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.21%
Past 5 years	1.16%
Past 10 years	1.41%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
LB086
Average Annual Return:
Past 1 year	1.86%
Past 5 years	1.08%
Past 10 years	1.45%